Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Contributions for employee benefits	¥ 7,127	$ 1,039	¥ 6,692	¥ 4,416